                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                           811-1485

Exact name of registrant as specified in charter:             Delaware Group Equity Funds III

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      June 30

Date of reporting period:                                     December 31, 2004

Item 1. Reports to Stockholders.

                                                  [LOGO OF DELAWARE INVESTMENTS]


SEMIANNUAL REPORT DECEMBER 31, 2004
--------------------------------------------------------------------------------
                               DELAWARE TREND FUND


[LOGO] POWERED BY RESEARCH.(SM)

TABLE OF CONTENTS

DISCLOSURE OF FUND EXPENSES                                                    1

SECTOR ALLOCATION                                                              2

FINANCIAL STATEMENTS:

      Statement of Net Assets                                                  3

      Statement of Operations                                                  5

      Statements of Changes in Net Assets                                      6

      Financial Highlights                                                     7

      Notes to Financial Statements                                           12


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                      For the Period July 1, 2004 to December 31, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DELAWARE TREND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                     Expenses
                                                      Beginning        Ending                      Paid During
                                                       Account        Account       Annualized        Period
                                                        Value          Value         Expense        7/1/04 to
                                                        7/1/04        12/31/04        Ratio          12/31/04
                                                     ------------   ------------   ------------    ------------
ACTUAL FUND RETURN
Class A                                              $   1,000.00   $   1,062.20           1.40%   $       7.26
Class B                                                  1,000.00       1,058.40           2.10%          10.87
Class C                                                  1,000.00       1,058.50           2.10%          10.87
Class R                                                  1,000.00       1,060.90           1.70%           8.81
Institutional Class                                      1,000.00       1,063.40           1.10%           5.71

HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                              $   1,000.00   $   1,018.10           1.40%   $       7.10
Class B                                                  1,000.00       1,014.58           2.10%          10.63
Class C                                                  1,000.00       1,014.58           2.10%          10.63
Class R                                                  1,000.00       1,016.59           1.70%           8.62
Institutional Class                                      1,000.00       1,019.61           1.10%           5.58

SECTOR ALLOCATION                                        As of December 31, 2004
  DELAWARE TREND FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                       PERCENTAGE
SECTOR                                                OF NET ASSETS
--------------------------------------------------    -------------
COMMON STOCK                                                  99.84%
Basic Industry/Capital Goods                                   4.29%
Business Services                                             10.27%
Consumer Durables                                              1.54%
Consumer Non-Durables                                         10.37%
Consumer Services                                             17.72%
Financial                                                     13.05%
Healthcare                                                    20.99%
Technology                                                    17.94%
Transportation                                                 3.67%
REPURCHASE AGREEMENTS                                          0.44%
SECURITIES LENDING COLLATERAL                                 21.76%
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL           (21.76)%
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS               (0.28)%
TOTAL NET ASSETS                                             100.00%

STATEMENT                                          DELAWARE TREND FUND
  OF NET ASSETS                                    December 31, 2004 (Unaudited)

                                                             Number of         Market
                                                              Shares            Value
                                                          ---------------  ---------------
COMMON STOCK - 99.84%
Basic Industry/Capital Goods - 4.29%
  AMCOL International                                              99,100  $     1,990,919
 +Mettler-Toledo International                                    463,000       23,756,530
  MSC Industrial Direct Class A                                   895,700       32,227,286
*+Paxar                                                           581,100       12,882,987
                                                                           ---------------
                                                                                70,857,722
                                                                           ---------------
Business Services - 10.27%
 +Advisory Board                                                  651,200       24,016,256
*+Bright Horizons Family Solutions                                404,000       26,163,040
 +Digital Insight                                                 523,200        9,626,880
*+Fisher Scientific International                                 440,600       27,484,628
 +Monster Worldwide                                               747,300       25,139,172
*+Resources Connection                                            559,500       30,386,445
 +Sirva                                                           997,200       19,166,184
 +Standard Parking                                                110,300        1,687,590
 +United Rentals                                                  314,800        5,949,720
                                                                           ---------------
                                                                               169,619,915
                                                                           ---------------
Consumer Durables - 1.54%
 *Gentex                                                          686,200       25,403,124
                                                                           ---------------
                                                                                25,403,124
                                                                           ---------------
Consumer Non-Durables - 10.37%
*+Carter's                                                        713,900       24,265,461
 +Coach                                                         1,181,500       66,636,600
*+Conn's                                                          251,500        4,230,230
*+Cost Plus                                                       561,275       18,033,766
*+Peet's Coffee & Tea                                             411,300       10,887,111
  PETsMART                                                      1,328,500       47,201,605
                                                                           ---------------
                                                                               171,254,773
                                                                           ---------------
Consumer Services - 17.72%
*+Ask Jeeves                                                      684,600       18,313,050
 *Cash America International                                      840,400       24,985,092
 +Cheesecake Factory                                              827,025       26,853,502
  Four Seasons Hotels                                             441,400       36,102,106
*+Getty Images                                                    492,900       33,936,165
  Gray Television Class B                                         668,000       10,354,000
*+Herbalife                                                       547,400        8,895,250
*+Kerzner International                                           275,900       16,567,795
 +LIN TV Class A                                                1,119,400       21,380,540
*+Mediacom Communications                                       1,525,300        9,533,125
 +Sonic                                                           821,850       25,066,425
 +West                                                            655,200       21,693,672
*+Wynn Resorts                                                    582,900       39,007,668
                                                                           ---------------
                                                                               292,688,390
                                                                           ---------------
Financial - 13.05%
*+CapitalSource                                                   456,800       11,726,056
  City National                                                   364,300       25,737,795
  Cullen/Frost Bankers                                            687,200       33,397,920
  Delphi Financial Group Class A                                  195,000        8,999,250
  Downey Financial                                                379,100       21,608,700
 *First Niagara Financial Group                                   625,279        8,722,642
  IPC Holdings                                                    374,500       16,294,495
  NewAlliance Bancshares                                          252,900        3,869,370
 *PartnerRe                                                       714,200       44,237,548
  Sovereign Bancorp                                               592,700       13,365,385
  Webster Financial                                               361,900       18,326,616
 *Westcorp                                                        199,100        9,144,663
                                                                           ---------------
                                                                               215,430,440
                                                                           ---------------


Healthcare - 20.99%
 +Abgenix                                                         571,900        5,913,446
*+Align Technology                                              1,268,300       13,634,225
*+Amylin Pharmaceuticals                                        1,056,700       24,684,512
*+AtheroGenics                                                    156,800        3,694,208
 +Conceptus                                                       840,700        6,822,281
 +Coventry Health Care                                            321,550       17,067,874
*+Digene                                                          801,700       20,964,455
 +Encysive Pharmaceuticals                                        784,700        7,792,071
*+Exelixis                                                      1,231,500       11,699,250
 +Inspire Pharmaceuticals                                         982,700       16,479,879
*+Martek Biosciences                                              240,300       12,303,360
 *Medicis Pharmaceutical Class A                                  576,100       20,226,871
 *Mentor                                                          251,500        8,485,610
*+MGI Pharma                                                      827,900       23,189,479
 *Nektar Therapeutics                                           1,575,600       31,890,144
 +Neurocrine Biosciences                                          378,900       18,679,770
*+Par Pharmaceuticals                                             214,100        8,859,458
*+Protein Design Labs                                           2,002,700       41,375,781
*+Telik                                                           949,300       18,169,602
*+United Therapeutics                                             768,200       34,684,230
                                                                           ---------------
                                                                               346,616,506
                                                                           ---------------
Technology - 17.94%
*+Akamai Technologies                                           1,180,500       15,381,915
*+AMIS Holdings                                                   875,300       14,459,956
*+CheckFree                                                       632,000       24,066,560
*+Cymer                                                           870,400       25,711,616
 +Foundry Networks                                              1,254,400       16,507,904
  Henry (Jack) & Associates                                     1,318,900       26,259,299
 +Integrated Circuit Systems                                      849,700       17,775,724
 +Micrel                                                        1,465,200       16,146,504
 +NAVTEQ                                                          527,400       24,450,264
*+Niku                                                             91,200        1,838,592
*+Opsware                                                       2,355,500       17,289,370
*+PalmOne                                                         742,600       23,429,030
*+Power Integrations                                              736,600       14,569,948
*+Skyworks Solutions                                            3,311,600       31,228,388
*+Take-Two Interactive Software                                   253,400        8,815,786
*+Tekelec                                                         894,300       18,279,492
                                                                           ---------------
                                                                               296,210,348
                                                                           ---------------
Transportation - 3.67%
 *Hunt (J.B.) Transportation Services                             765,200       34,319,220
 *UTI Worldwide                                                   385,900       26,248,918
                                                                           ---------------
                                                                                60,568,138
                                                                           ---------------
TOTAL COMMON STOCK
  (COST $1,115,132,575)                                                    $ 1,648,649,356
                                                                           ---------------

STATEMENT                                                    DELAWARE TREND FUND
  OF NET ASSETS (CONTINUED)

                                                             Principal         Market
                                                              Amount            Value
                                                          ---------------  ---------------
REPURCHASE AGREEMENTS - 0.44%
  With BNP Paribas 1.55% 1/3/05
    (dated 12/31/04, to be repurchased at
    $3,964,512, collateralized by
    $4,075,000 U.S. Treasury Bills due
    4/28/05, market value $4,044,384)                     $     3,964,000  $     3,964,000
  With UBS Warburg 1.55% 1/3/05
    (dated 12/31/04, to be repurchased at
    $3,325,429, collateralized by
    $3,325,000 U.S. Treasury Bills
    due 4/28/05, market value
    $3,299,563 and $91,000
    U.S. Treasury Notes 6.75%
    due 5/15/05, market value $93,191)                          3,325,000        3,325,000
                                                                           ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $7,289,000)                                                              7,289,000
                                                                           ---------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.28%
  (cost $1,122,421,575)                                                      1,655,938,356
                                                                           ---------------
SECURITIES LENDING COLLATERAL** - 21.76%
SHORT-TERM INVESTMENTS
  Barclays Capital 2.34% 1/3/05                               120,961,520      120,961,520
  Barclays London
    1.92% 1/31/05                                               2,419,706        2,419,230
    2.32% 1/10/05                                               9,676,851        9,676,922
  Bear Stearns 2.37% 3/18/05                                   10,886,509       10,893,444
  Beta Finance 2.30% 2/11/05                                   10,374,957       10,349,091
  BNP Paribus 2.21% 1/25/05                                     2,441,630        2,440,141
  Calyon 2.32% 4/19/05                                         12,095,739       12,094,911
  Credit Swiss First Boston NY
    2.56% 12/29/05                                              2,539,468        2,540,391
  Deutsche Bank Financial
    2.38% 2/22/05                                               2,419,337        2,419,840
  General Electric Capital
    2.37% 2/3/05                                                3,629,594        3,630,539
  Lehman Holdings
    2.39% 12/23/05                                             12,098,244       12,110,608
  Marshall & Ilsley Bank
    2.51% 12/29/05                                             12,096,878       12,096,878
  Merrill Lynch Mortgage Capital
    2.41% 1/12/05                                               9,676,922        9,676,922
  Morgan Stanley
    2.33% 1/3/05                                                2,415,552        2,419,230
    2.39% 3/10/05                                               9,676,922        9,676,922
    2.52% 1/31/06                                              28,258,998       28,258,998
  Nordea Bank New York
    2.32% 5/13/05                                              12,095,449       12,094,462
  Pfizer 2.30% 1/31/06                                         11,612,306       11,612,306
  Proctor & Gamble 2.42% 1/31/06                               12,098,784       12,096,152
  Rabobank, New York 2.24% 3/2/05                              12,096,165       12,095,398
  Royal Bank of Canada
    2.38% 6/27/05                                              12,096,944       12,094,371
  Sigma Finance 2.26% 9/30/05                                  11,371,618       11,368,017
  Societe Generale 2.37% 6/14/05                                6,068,930        6,068,930
  Sun Trust Bank 2.30% 8/5/05                                   6,066,721        6,066,721
  Wells Fargo 2.37% 1/31/06                                    12,093,521       12,096,151
  Wilmington Trust 2.05% 1/5/05                                12,096,866       12,096,620
                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $359,354,715)                                                          359,354,715
                                                                           ---------------
TOTAL MARKET VALUE OF SECURITIES - 122.04%
  (cost $1,481,776,290)                                                    $ 2,015,293,071++
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL**- (21.76%)                                                      (359,354,715)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.28%)                                                        (4,555,575)
                                                                           ---------------
NET ASSETS APPLICABLE TO 78,844,614 SHARES
  OUTSTANDING - 100.00%                                                    $ 1,651,382,781
                                                                           ---------------


Net Asset Value-Delaware Trend Fund
  Class A ($955,642,957 / 45,126,672 Shares)                               $         21.18
                                                                           ---------------
Net Asset Value-Delaware Trend Fund
  Class B ($175,272,399 / 9,123,086 Shares)                                $         19.21
                                                                           ---------------
Net Asset Value-Delaware Trend Fund
  Class C ($179,913,482 / 9,201,877 Shares)                                $         19.55
                                                                           ---------------
Net Asset Value-Delaware Trend Fund
  Class R ($6,815,417 / 323,317 Shares)                                    $         21.08
                                                                           ---------------
Net Asset Value-Delaware Trend Fund
  Institutional Class ($333,738,526 / 15,069,662 Shares)                   $         22.15
                                                                           ---------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                                      $ 1,336,627,082
Accumulated net realized loss on investments                                  (218,761,401)
Net unrealized appreciation of investments
                                                                               533,517,100
                                                                           ---------------
Total net assets                                                           $ 1,651,382,781
                                                                           ---------------

 *Fully or partially on loan.

**See Note #4 in "Notes to Financial Statements."

 +Non-income  producing  security for the six months  ended  December 31, 2004.

++Includes $350,694,753 of securities loaned.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TREND FUND
Net asset value Class A (A)                                                $         21.18
Sales charge (5.75% of offering price) (B)                                            1.29
                                                                           ---------------
Offering price                                                             $         22.47
                                                                           ---------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                         DELAWARE TREND FUND
  OF OPERATIONS                   Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                              $   3,023,623
  Interest                                                                     380,458
  Securities lending income                                                    193,457
  Foreign tax withheld                                                          (5,694)  $   3,591,844
                                                                         -------------   -------------
EXPENSES:
  Management fees                                                            5,493,776
  Dividend disbursing and transfer agent fees and expenses                   2,545,300
  Distribution expenses -- Class A                                           1,303,942
  Distribution expenses -- Class B                                             862,255
  Distribution expenses -- Class C                                             844,593
  Distribution expenses -- Class R                                              12,276
  Accounting and administration expenses                                       266,175
  Reports and statements to shareholders                                       173,295
  Legal and professional fees                                                   87,722
  Registration fees                                                             47,496
  Trustees' fees                                                                46,276
  Custodian fees                                                                27,212
  Pricing fees                                                                     672
  Other                                                                         16,398      11,727,388
                                                                         -------------
  Less expenses paid indirectly                                                                   (413)
                                                                                         -------------
  Total expenses                                                                            11,726,975
                                                                                         -------------
NET INVESTMENT LOSS                                                                         (8,135,131)
                                                                                         -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain on:
   Investments                                                                               9,098,701
   Foreign currencies                                                                              191
                                                                                         -------------
  Net realized gain                                                                          9,098,892
  Net change in unrealized appreciation/depreciation of
   investments and foreign currencies                                                       90,137,975
                                                                                         -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                      99,236,867
                                                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  91,101,736
                                                                                         -------------

See accompanying notes

STATEMENTS                                                   DELAWARE TREND FUND
  OF CHANGES IN NET ASSETS

                                                                     Six Months           Year
                                                                        Ended            Ended
                                                                      12/31/04           6/30/04
                                                                   ---------------   ---------------
                                                                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                              $    (8,135,131)  $   (18,487,150)
  Net realized gain on investments and foreign currencies                9,098,892       157,969,589
  Net change in unrealized appreciation/depreciation of
   investments and foreign currencies                                   90,137,975       183,873,080
                                                                   ---------------   ---------------
  Net increase in net assets resulting from operations                  91,101,736       323,355,519
                                                                   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                             86,255,944       277,171,820
    Class B                                                              4,203,917        17,503,435
    Class C                                                             14,754,492        45,421,894
    Class R                                                              5,132,646         2,299,410
    Institutional Class                                                 41,051,874       147,239,725
                                                                   ---------------   ---------------
                                                                       151,398,873       489,636,284
                                                                   ---------------   ---------------
Cost of shares repurchased:
    Class A                                                           (139,688,591)     (276,142,006)
    Class B                                                            (26,144,861)      (43,346,809)
    Class C                                                            (21,991,907)      (32,513,737)
    Class R                                                               (993,561)         (223,291)
    Institutional Class                                                (89,143,777)     (141,910,121)
                                                                   ---------------   ---------------
                                                                      (277,962,697)     (494,135,964)
                                                                   ---------------   ---------------
Decrease in net assets derived from capital share transactions        (126,563,824)       (4,499,680)
                                                                   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                  (35,462,088)      318,855,839

NET ASSETS:
  Beginning of period                                                1,686,844,869     1,367,989,030
                                                                   ---------------   ---------------
  End of period (there was no undistributed net investment
   income at either period end)                                    $ 1,651,382,781   $ 1,686,844,869
                                                                   ---------------   ---------------

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware Trend Fund Class A
                                           --------------------------------------------------------------------
                                             Six Months                          Year Ended
                                               Ended         --------------------------------------------------
                                             12/31/04(1)        6/30/04           6/30/03           6/30/02
                                           --------------    --------------    --------------    --------------
                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD       $       19.940    $       16.220    $       15.770    $       19.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                             (0.090)           (0.195)           (0.138)           (0.151)
Net realized and unrealized gain (loss)
 on investments and foreign currencies              1.330             3.915             0.588            (3.339)
                                           --------------    --------------    --------------    --------------
Total from investment operations                    1.240             3.720             0.450            (3.490)
                                           --------------    --------------    --------------    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                       --                --                --                --
                                           --------------    --------------    --------------    --------------
Total dividends and distributions                      --                --                --                --
                                           --------------    --------------    --------------    --------------

NET ASSET VALUE, END OF PERIOD             $       21.180    $       19.940    $       16.220    $       15.770
                                           --------------    --------------    --------------    --------------

TOTAL RETURN(3)                                      6.22%            22.93%             2.85%           (18.12)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $      955,643    $      956,366    $      770,744    $      829,409
Ratio of expenses to average net assets              1.40%             1.50%             1.50%             1.45%
Ratio of net investment loss to average
 net assets                                         (0.95)%           (1.06)%           (0.98)%           (0.91)%
Portfolio turnover                                     37%               59%               40%               47%

                                             Delaware Trend Fund Class A
                                           --------------------------------
                                                      Year Ended
                                           --------------------------------
                                              6/30/01           6/30/00
                                           --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       27.800    $       19.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                             (0.146)           (0.188)
Net realized and unrealized gain (loss)
 on investments and foreign currencies             (6.279)           11.333
                                           --------------    --------------
Total from investment operations                   (6.425)           11.145
                                           --------------    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                   (2.115)           (2.975)
                                           --------------    --------------
Total dividends and distributions                  (2.115)           (2.975)
                                           --------------    --------------

NET ASSET VALUE, END OF PERIOD             $       19.260    $       27.800
                                           --------------    --------------

TOTAL RETURN(3)                                    (25.22)%           63.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $      856,732    $      922,398
Ratio of expenses to average net assets              1.34%             1.29%
Ratio of net investment loss to average
 net assets                                         (0.68)%           (0.80)%
Portfolio turnover                                     50%               77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Trend Fund Class B
                                                     --------------------------------------------------------------------
                                                       Six Months                          Year Ended
                                                         Ended         --------------------------------------------------
                                                       12/31/04(1)        6/30/04           6/30/03           6/30/02
                                                     --------------    --------------    --------------    --------------
                                                      (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                 $       18.160    $       14.880    $       14.570    $       17.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                       (0.150)           (0.312)           (0.226)           (0.258)
Net realized and unrealized gain (loss)
 on investments and foreign currencies                        1.200             3.592             0.536            (3.092)
                                                     --------------    --------------    --------------    --------------
Total from investment operations                              1.050             3.280             0.310            (3.350)
                                                     --------------    --------------    --------------    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                 --                --                --                --
                                                     --------------    --------------    --------------    --------------
Total dividends and distributions                                --                --                --                --
                                                     --------------    --------------    --------------    --------------

NET ASSET VALUE, END OF PERIOD                       $       19.210    $       18.160    $       14.880    $       14.570
                                                     --------------    --------------    --------------    --------------

TOTAL RETURN(3)                                                5.84%            22.04%             2.13%           (18.65)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $      175,272    $      188,363    $      176,460    $      199,027
Ratio of expenses to average net assets                       2. 10%             2.20%             2.20%             2.16%
Ratio of net investment loss to average net assets            (1.65)%           (1.76)%           (1.68)%           (1.62)%

Portfolio turnover                                               37%               59%               40%               47%

                                                       Delaware Trend Fund Class B
                                                     --------------------------------
                                                                Year Ended
                                                     --------------------------------
                                                        6/30/01           6/30/00
                                                     --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $       26.180    $       18.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                       (0.283)           (0.348)
Net realized and unrealized gain (loss)
 on investments and foreign currencies                       (5.862)           10.753
                                                     --------------    --------------
Total from investment operations                             (6.145)           10.405
                                                     --------------    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                             (2.115)           (2.975)
                                                     --------------    --------------
Total dividends and distributions                            (2.115)           (2.975)
                                                     --------------    --------------

NET ASSET VALUE, END OF PERIOD                       $       17.920    $       26.180
                                                     --------------    --------------

TOTAL RETURN(3)                                              (25.76)%           62.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $      247,230    $      231,856
Ratio of expenses to average net assets                        2.05%             2.01%
Ratio of net investment loss to average net assets            (1.39)%           (1.52)%

Portfolio turnover                                               50%               77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware Trend Fund Class C
                                           --------------------------------------------------------------------
                                             Six Months                          Year Ended
                                               Ended         --------------------------------------------------
                                             12/31/04(1)        6/30/04           6/30/03           6/30/02
                                           --------------    --------------    --------------    --------------
                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD       $       18.480    $       15.140    $       14.820    $       18.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                             (0.151)           (0.315)           (0.228)           (0.250)
Net realized and unrealized gain (loss)
 on investments and foreign currencies              1.221             3.655             0.548            (3.160)
                                           --------------    --------------    --------------    --------------
Total from investment operations                    1.070             3.340             0.320            (3.410)
                                           --------------    --------------    --------------    --------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                       --                --                --                --
                                           --------------    --------------    --------------    --------------
Total dividends and distributions                      --                --                --                --
                                           --------------    --------------    --------------    --------------

NET ASSET VALUE, END OF PERIOD             $       19.550    $       18.480    $       15.140    $       14.820
                                           --------------    --------------    --------------    --------------

TOTAL RETURN(3)                                      5.85%            22.06%             2.16%           (18.70)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $      179,914    $      177,631    $      134,153    $      130,860
Ratio of expenses to average net assets              2.10%             2.20%             2.20%             2.16%
Ratio of net investment loss to average
 net assets                                         (1.65)%           (1.76)%           (1.68)%           (1.62)%
Portfolio turnover                                     37%               59%               40%               47%

                                             Delaware Trend Fund Class C
                                           --------------------------------
                                                      Year Ended
                                           --------------------------------
                                              6/30/01           6/30/00
                                           --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       26.600    $       19.010

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                             (0.280)           (0.353)
Net realized and unrealized gain (loss)
 on investments and foreign currencies             (5.975)           10.918
                                           --------------    --------------
Total from investment operations                   (6.255)           10.565
                                           --------------    --------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                   (2.115)           (2.975)
                                           --------------    --------------
Total dividends and distributions                  (2.115)           (2.975)
                                           --------------    --------------

NET ASSET VALUE, END OF PERIOD             $       18.230    $       26.600
                                           --------------    --------------

TOTAL RETURN(3)                                    (25.73)%           62.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $      127,154    $       74,924
Ratio of expenses to average net assets              2.05%             2.01%
Ratio of net investment loss to average
 Net assets                                         (1.39)%           (1.52)%
Portfolio turnover                                     50%               77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Trend Fund Class R
                                                            --------------------------------------------------
                                                              Six Months                            Period
                                                                Ended           Year Ended       6/2/03(1) to
                                                             12/31/04(2)         6/30/04           6/30/03
                                                            --------------    --------------    --------------
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                        $       19.880    $       16.220    $       16.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                              (0.121)           (0.258)           (0.011)
Net realized and unrealized gain (loss) on investments
 and foreign currencies                                              1.321             3.918            (0.029)
                                                            --------------    --------------    --------------
Total from investment operations                                     1.200             3.660            (0.040)
                                                            --------------    --------------    --------------

NET ASSET VALUE, END OF PERIOD                              $       21.080    $       19.880    $       16.220
                                                            --------------    --------------    --------------

TOTAL RETURN(4)                                                       6.09%            22.56%            (0.25)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                     $        6,815    $        2,149           $    --
Ratio of expenses to average net assets                               1.70%             1.80%             1.95%
Ratio of net investment loss to average net assets                   (1.25)%           (1.36)%           (1.49)%
Portfolio turnover                                                      37%               59%               40%

(1) Date of initial public offering; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Delaware Trend Fund Institutional Class
                                           --------------------------------------------------------------------
                                             Six Months                          Year Ended
                                               Ended         --------------------------------------------------
                                             12/31/04(1)        6/30/04           6/30/03           6/30/02
                                           --------------    --------------    --------------    --------------
                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD       $       20.830    $       16.890    $       16.370    $       19.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                             (0.062)           (0.141)           (0.096)           (0.102)
Net realized and unrealized gain (loss)
 on investments and foreign currencies              1.382             4.081             0.616            (3.468)
                                           --------------    --------------    --------------    --------------
Total from investment operations                    1.320             3.940             0.520            (3.570)
                                           --------------    --------------    --------------    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                  --                --                --                --
                                           --------------    --------------    --------------    --------------
Total dividends and distributions                      --                --                --                --
                                           --------------    --------------    --------------    --------------

NET ASSET VALUE, END OF PERIOD             $       22.150    $       20.830    $       16.890    $       16.370
                                           --------------    --------------    --------------    --------------

TOTAL RETURN(3)                                      6.34%            23.33%             3.18%           (17.90)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted )   $      333,739    $      362,336    $      286,632    $      213,433
Ratio of expenses to average net assets              1.10%             1.20%             1.20%             1.16%
Ratio of net investment loss to average
 net assets                                         (0.65)%           (0.76)%           (0.68)%           (0.62)%
Portfolio turnover                                     37%               59%               40%               47%

                                                 Delaware Trend Fund
                                                 Institutional Class
                                           --------------------------------
                                                      Year Ended
                                           --------------------------------
                                              6/30/01           6/30/00
                                           --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       28.630    $       20.080

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                             (0.084)           (0.121)
Net realized and unrealized gain (loss)
 on investments and foreign currencies             (6.491)           11.646
                                           --------------    --------------
Total from investment operations                   (6.575)           11.525
                                           --------------    --------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                              (2.115)           (2.975)
                                           --------------    --------------
Total dividends and distributions                  (2.115)           (2.975)
                                           --------------    --------------
NET ASSET VALUE, END OF PERIOD             $       19.940    $       28.630
                                           --------------    --------------
TOTAL RETURN(3)                                    (25.00)%           64.37%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted )   $      262,451    $      257,834
Ratio of expenses to average net assets              1.05%             1.01%
Ratio of net investment loss to average
 net assets                                         (0.39)%           (0.52)%
Portfolio turnover                                     50%               77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                              DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS                          December 31, 2004 (Unaudited)

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series, Delaware American Services Fund, Small Cap Growth Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended December 31, 2004 were approximately $413. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At December 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                    $   973,543
  Dividend disbursing, transfer agent, accounting and
   administration fees and other expenses payable to DSC           354,198
  Other expenses payable to DMC and affiliates*                     41,087

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                        DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended December 31, 2004, the Fund was charged $23,713 for internal legal services provided by DMC.

For the six months ended December 31, 2004, DDLP earned $38,418 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS

For the six months ended December 31, 2004, the Fund made purchases of $286,542,874 and sales of $349,944,063 of investment securities other than short-term investments.

At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the cost of investments was $1,499,824,061. At December 31, 2004, net unrealized appreciation was $515,469,010, of which $567,267,472 related to unrealized appreciation of investments and $51,798,462 related to unrealized depreciation of investments.

4. DIVIDENDS AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no dividends and distributions paid during the six-months ended December 31, 2004 and the year ended June 30, 2004.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of December 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                        $ 1,336,627,082
   Post-October losses                                      (24,531,070)
   Capital loss carryforwards                              (176,182,560)
   Unrealized depreciation of investments                   515,469,329
                                                        ---------------
   Net assets                                           $ 1,651,382,781
                                                        ---------------

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

At June 30, 2004, for federal income tax purposes, the Fund had capital loss carryforwards of $209,812,331 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$114,080,594 expires in 2010 and $95,731,737 expires in 2011.

For the six months ended December 31, 2004, the Fund had capital gains of $33,629,771 which may reduce the capital loss carryforwards.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of book/tax differences. For the six months ended December 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristic cannot be determined until fiscal year end.

Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

   Accumulated net
   investment loss                     Paid-in capital
   ---------------                     ---------------
     $ 8,134,940                        $ (8,134,940)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                 Six Months         Year
                                    Ended           Ended
                                  12/31/04         6/30/04
                                -------------   -------------
Shares sold:
  Class A                           4,494,530      15,066,238
  Class B                             240,397       1,032,763
  Class C                             832,889       2,616,143
  Class R                             265,208         119,545
  Institutional Class               2,047,451       7,557,196
                                -------------   -------------
                                    7,880,475      26,391,885
                                -------------   -------------
Shares repurchased:
  Class A                          (7,321,803)    (14,620,231)
  Class B                          (1,490,936)     (2,520,196)
  Class C                          (1,243,519)     (1,864,546)
  Class R                             (49,978)        (11,459)
  Institutional Class              (4,375,922)     (7,126,889)
                                -------------   -------------
                                  (14,482,158)    (26,143,321)
                                -------------   -------------
Net increase (decrease)            (6,601,683)        248,564
                                -------------   -------------

For the six months ended December 31, 2004 and the year ended June 30, 2004, 422,658 Class B shares were converted to 383,916 Class A shares valued at $7,619,330 and 452,656 Class B shares were converted to 412,546 Class A shares valued at $8,074,095, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINES OF CREDIT

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2004, or at any time during the period.

NOTES                                                        DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At December 31, 2004, the market value of securities on loan was $350,694,753, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISKS

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS

The Fund enters contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant tot these contracts. Management has reviewed the fund's existing contracts and expects the risk of loss to be remote.

[LOGO OF DELAWARE INVESTMENTS]

This semiannual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

JUDE T. DRISCOLL
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

WALTER P. BABICH
Board Chairman
Citadel Construction Corporation
King of Prussia, PA

JOHN H. DURHAM
Private Investor
Gwynedd Valley, PA

JOHN A. FRY
President
Franklin & Marshall College
Lancaster, PA

ANTHONY D. KNERR
Managing Director
Anthony Knerr & Associates
New York, NY

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

AFFILIATED OFFICERS

JOSEPH H. HASTINGS
Executive Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

RICHELLE S. MAESTRO
Executive Vice President,
Chief Legal Officer and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

MICHAEL P. BISHOF
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

CONTACT INFORMATION

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, PA

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, PA

SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

FOR SHAREHOLDERS
800 523-1918

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES ONLY
800 362-7500

WEB SITE
www.delawareinvestments.com


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

(9152)                                                        Printed in the USA
SA-003 [12/04] IVES 2/05                                                   J9981

                                                  [LOGO OF DELAWARE INVESTMENTS]


SEMIANNUAL REPORT DECEMBER 31, 2004
--------------------------------------------------------------------------------
                         DELAWARE AMERICAN SERVICES FUND


[LOGO] POWERED BY RESEARCH.(SM)

TABLE OF CONTENTS

DISCLOSURE OF FUND EXPENSES                                                    1

SECTOR ALLOCATION                                                              2

FINANCIAL STATEMENTS:

      Statement of Net Assets                                                  3

      Statement of Operations                                                  5

      Statements of Changes in Net Assets                                      6

      Financial Highlights                                                     7

      Notes to Financial Statements                                           11


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                      For the Period July 1, 2004 to December 31, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE AMERICAN SERVICES FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                      Beginning        Ending                      Paid During
                                                       Account        Account       Annualized       Period
                                                        Value          Value         Expense        7/1/04 to
                                                        7/1/04        12/31/04        Ratio         12/31/04
                                                     ------------   ------------   ------------   ------------
ACTUAL FUND RETURN
Class A                                              $   1,000.00   $   1,129.50           1.37%  $       7.29
Class B                                                  1,000.00       1,125.60           2.12%         11.27
Class C                                                  1,000.00       1,125.60           2.12%         11.27
Institutional Class                                      1,000.00       1,132.00           1.12%          5.97

HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                              $   1,000.00   $   1,018.15           1.37%  $       6.91
Class B                                                  1,000.00       1,014.40           2.12%         10.68
Class C                                                  1,000.00       1,014.40           2.12%         10.68
Institutional Class                                      1,000.00       1,019.40           1.12%          5.65

SECTOR ALLOCATION                                        As of December 31, 2004
  DELAWARE AMERICAN SERVICES FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 94.64%
Basic Industry/Capital Goods                                  7.75%
Business Services                                            23.59%
Consumer Non-Durables                                        15.29%
Consumer Services                                            15.35%
Financial                                                    19.74%
Insurance                                                     7.78%
Technology                                                    2.21%
Transportation                                                2.93%
REPURCHASE AGREEMENTS                                         3.86%
TOTAL MARKET VALUE OF SECURITIES                             98.50%
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               1.50%
TOTAL NET ASSETS                                            100.00%

STATEMENT                                        DELAWARE AMERICAN SERVICES FUND
  OF NET ASSETS                                  December 31, 2004 (Unaudited)

                                                  Number of         Market
                                                   Shares           Value
                                                -------------   -------------
COMMON STOCK - 94.64%

Basic Industry/Capital Goods - 7.75%
   Emerson Electric                                    20,000   $   1,402,000
   General Electric                                    75,000       2,737,500
   ITT Industries                                      30,000       2,533,500
  +Mettler-Toledo International                        12,100         620,851
   MSC Industrial Direct Class A                       47,000       1,691,060
   Tyco International                                  65,000       2,323,100
                                                                -------------
                                                                   11,308,011
                                                                -------------
Business Services - 23.59%
  +Accenture                                           50,000       1,350,000
  +Advisory Board                                      30,000       1,106,400
   Automatic Data Processing                           15,000         665,250
  +BISYS Group                                         55,000         904,750
   Certegy                                             35,000       1,243,550
  +Charles River Associates                            41,000       1,917,570
  +Corillian                                          310,000       1,525,200
  +DST Systems                                         35,000       1,824,200
  +Dun & Bradstreet                                    10,000         596,500
  +Fiserv                                              30,000       1,205,700
  +Fisher Scientific International                     18,400       1,147,792
  +Getty Images                                        26,700       1,838,295
  +Huron Consulting Group                              41,900         930,180
  +Intersections                                      110,000       1,897,500
  +iVillage                                           170,300       1,052,454
   Manpower                                            48,600       2,347,380
  +Monster Worldwide                                   64,000       2,152,960
   National Financial Partners                         49,000       1,901,200
   News Corporation Class B ADR                        20,000         384,000
   Paychex                                             10,000         340,800
  +Resources Connection                                42,900       2,329,899
   Robert Half International                           68,700       2,021,841
  +Sirva                                               66,800       1,283,896
  +SunGard Data Systems                                20,000         566,600
  +United Rentals                                     100,000       1,890,000
                                                                -------------
                                                                   34,423,917
                                                                -------------

Consumer Non-Durables - 15.29%
  +America's Car-Mart                                  35,900       1,364,200
   American Eagle Outfitters                           36,800       1,733,280
   Best Buy                                            40,000       2,376,800
  +Build-A-Bear Workshop                               44,900       1,578,235
  +Carter's                                            42,300       1,437,777
  +Coach                                               22,800       1,285,920
  +Guitar Center                                       37,900       1,996,951
  +Hibbett Sporting Goods                              55,500       1,476,855
   Nordstrom                                           57,600       2,691,648
   PETsMART                                            57,900       2,057,187
  +Urban Outfitters                                    69,200       3,072,480
  +Williams-Sonoma                                     35,400       1,240,416
                                                                -------------
                                                                   22,311,749
                                                                -------------

Consumer Services - 15.35%
  +ASK Jeeves                                          79,400       2,123,950
  +BJ's Restaurants                                   135,300       1,894,200
  +CB Richard Ellis Group                              30,000       1,006,500
  +Comcast Special Class A                            100,000       3,284,000
  +Educate                                             79,500       1,052,580
  +First Cash Financial Services                       92,400       2,468,004
   Host Marriott                                       35,400         612,420
  +Kerzner International                               22,500       1,351,125
  +Playboy Enterprises                                120,000       1,474,800
  +Priceline.com                                       30,000         707,700
   Royal Caribbean Cruises                             74,400       4,050,336
   Starwood Hotels & Resorts Worldwide                 35,500       2,073,200
  +West                                                 9,400         311,234
                                                                -------------
                                                                   22,410,049
                                                                -------------
Financial - 19.74%
  +Affiliated Managers Group                           10,000         677,400
   Alliance Capital Management                         10,000         420,000
   American Express                                    20,000       1,127,400
  +AmeriTrade Holding                                 140,000       1,990,800
   Bank of New York                                    30,000       1,002,600
   Capital Automotive                                  25,000         888,125
   Capital One Financial                               22,000       1,852,620
  +CapitalSource                                       68,600       1,760,962
   CIT Group                                           25,000       1,145,500
   Cullen/Frost Bankers                                40,000       1,944,000
   Delta Financial                                     30,000         309,000
   Eaton Vance                                         28,700       1,496,705
   Edwards (A.G.)                                      15,000         648,150
   Federated Investors Class B                         25,000         760,000
   Friedman Billings Ramsey Group Class A              35,000         678,650
   Greenhill & Co                                       6,200         177,940
   Lehman Brothers Holdings                             9,300         813,564
   MBNA                                                40,000       1,127,600
   Merrill Lynch                                       30,000       1,793,100
   Morgan Stanley                                      20,000       1,110,400
   +Primus Guaranty                                    50,000         819,500
   Raymond James Financial                             10,000         309,800
   Schwab (Charles)                                   100,000       1,196,000
  +Silicon Valley Bancshares                           20,000         896,400
   Sovereign Bancorp                                  100,000       2,255,000
   Westcorp                                            35,000       1,607,550
                                                                -------------
                                                                   28,808,766
                                                                -------------
Insurance - 7.78%
   American International Group                        15,000         985,050
   Hartford Financial Services                          9,000         623,790
   Hub International                                   83,900       1,544,599
   Marsh & McLennan                                    32,000       1,052,800
   Montpelier RE Holdings                              15,000         576,750
   Old Republic International                          75,000       1,897,500
   PartnerRe                                           35,000       2,167,900
   PMI Group                                           22,000         918,500
   PXRE Group                                          10,000         252,100
   Radian Group                                        25,000       1,331,000
                                                                -------------
                                                                   11,349,989
                                                                -------------
Technology - 2.21%
   Henry (Jack) & Associates                           66,600       1,326,006
  +Hexcel                                              50,000         725,000
  +Identix                                             61,200         451,656
  +Lionbridge Technologies                             75,000         504,000
  +S1                                                  25,000         226,500
                                                                -------------
                                                                    3,233,162
                                                                -------------
Transportation - 2.93%
   Knight Transportation                               58,000       1,438,400
  +Marten Transport                                    95,200       2,163,896
   Union Pacific                                       10,000         672,500
                                                                    4,274,796
                                                                -------------
TOTAL COMMON STOCK (cost $116,685,547)                            138,120,439
                                                                -------------

STATEMENT OF NET ASSETS (CONTINUED)             DELAWARE AMERICAN SERVICES FUND

                                                  Principal        Market
                                                    Amount          Value
                                                -------------   -------------
REPURCHASE AGREEMENTS - 3.86%
   With BNP Paribas 1.55% 1/3/05
    (dated 12/31/04, to be repurchased
    at $3,063,396, collateralized by
    $3,063,000 U.S. Treasury Bills due
    4/28/05, market value $3,124,424)           $   3,063,000   $   3,063,000
   With UBS Warburg 1.55% 1/3/05
    (dated 12/31/04, to be repurchased
     at $2,568,332, collateralized by
     $2,568,000 U.S. Treasury Bills due
     4/28/05, market value $2,549,024
     and $70,000 U.S. Treasury Notes 6.75%
     due 5/15/05, market value $71,994)             2,568,000       2,568,000
                                                                -------------
TOTAL REPURCHASE AGREEMENTS
  (cost $5,631,000)                                                 5,631,000
                                                                -------------
TOTAL MARKET VALUE OF SECURITIES - 98.50%
  (cost $122,316,547)                                             143,751,439
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.50%                                       2,190,924
                                                                -------------
Net Assets Applicable to 9,371,083
   Shares Outstanding - 100.00%                                 $ 145,942,363
                                                                -------------
Net Asset Value - Delaware American Services Fund
   Class A ($92,350,036 / 5,869,367 Shares)                     $       15.73
                                                                -------------
Net Asset Value - Delaware American Services Fund
   Class B ($24,768,391 / 1,621,343 Shares)                     $       15.28
                                                                -------------
Net Asset Value - Delaware American Services Fund
   Class C ($26,107,095 / 1,709,395 Shares)                     $       15.27
                                                                -------------
Net Asset Value - Delaware American Services Fund
   Institutional Class ($2,716,841 / 170,978 Shares)            $       15.89
                                                                -------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest
  (unlimited authorization-no par)                              $ 123,110,340
Accumulated net realized gain on investments                        1,397,131
Net unrealized appreciation of investments                         21,434,892
                                                                -------------
Total net assets                                                $ 145,942,363
                                                                -------------

+Non-income producing security for the six months ended December 31, 2004.

ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE AMERICAN SERVICES FUND
Net Asset Value Class A (A)                                     $       15.73
Sales charge (5.75% of offering price) (B)                               0.96
                                                                -------------
Offering price                                                  $       16.69
                                                                -------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                         DELAWARE AMERICAN SERVICES FUND
  OF OPERATIONS                   Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
   Dividends                                    $     442,241
   Interest                                            44,145   $     486,386
                                                -------------   -------------
EXPENSES:
   Management fees                                    361,685
   Distribution expenses -- Class A                    93,014
   Distribution expenses -- Class B                    87,211
   Distribution expenses -- Class C                    69,272
   Dividend disbursing and transfer agent
    fees and expenses                                 113,492
   Registration fees                                   31,000
   Reports and statements to shareholders              17,473
   Accounting and administration expenses              16,990
   Legal and professional fees                          6,014
   Trustees' fees                                       3,665
   Custodian fees                                       2,506
   Pricing fees                                           595
   Other                                                1,926         804,843
                                                -------------
   Less expenses absorbed or waived                                   (13,567)
   Less waiver of distribution expenses --
    Class A                                                           (15,502)
   Less expense paid indirectly                                          (183)
                                                                -------------
   Total expenses                                                     775,591
                                                                -------------
NET INVESTMENT LOSS                                                  (289,205)
                                                                -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                 1,609,141
   Net change in unrealized appreciation/
    depreciation of investments                                    13,760,931
                                                                -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    15,370,072
                                                                -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  15,080,867
                                                                -------------

See accompanying notes

STATEMENTS                                       DELAWARE AMERICAN SERVICES FUND
  OF CHANGES IN NET ASSETS

                                                  Six Months          Year
                                                    Ended            Ended
                                                   12/31/04         6/30/04
                                                -------------    -------------
                                                 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
   Net investment loss                          $    (289,205)   $    (311,788)
   Net realized gain on investments                 1,609,141        3,977,269
   Net change in unrealized appreciation/
    depreciation of investments                    13,760,931        5,232,376
                                                -------------    -------------
   Net increase in net assets resulting from
    operations                                     15,080,867        8,897,857
                                                -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
   Net realized gain on investments:
      Class A                                      (1,654,073)        (346,448)
      Class B                                        (482,336)        (147,968)
      Class C                                        (350,482)         (61,157)
      Institutional Class                             (62,219)          (5,848)
                                                -------------    -------------
                                                   (2,549,110)        (561,421)
                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                      42,208,492       43,143,169
      Class B                                       9,203,184        8,494,004
      Class C                                      16,473,333        7,555,883
      Institutional Class                           1,622,254        7,563,114

   Net asset value of shares issued upon
    reinvestment of dividends and
    distributions:
      Class A                                       1,428,010          318,582
      Class B                                         461,053          137,482
      Class C                                         332,596           58,151
      Institutional Class                              13,639            5,848
                                                -------------    -------------
                                                   71,742,561       67,276,233
                                                -------------    -------------
   Cost of shares repurchased:
      Class A                                      (7,979,294)      (6,072,017)
      Class B                                      (1,070,943)      (1,257,558)
      Class C                                      (1,436,890)        (544,485)
      Institutional Class                            (307,066)     (15,715,899)
                                                -------------    -------------
                                                  (10,794,193)     (23,589,959)
                                                -------------    -------------
Increase in net assets derived from capital
 share transactions                                60,948,368       43,686,274
                                                -------------    -------------
NET INCREASE IN NET ASSETS                         73,480,125       52,022,710

NET ASSETS:
   Beginning of period                             72,462,238       20,439,528
                                                -------------    -------------
   End of period (there were no undistributed
    net investment income at each period end)   $ 145,942,363    $  72,462,238
                                                -------------    -------------

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware American Services Fund Class A
                                                             ------------------------------------------------------------------
                                                             Six Months(4)                      Year Ended
                                                                 Ended        -------------------------------------------------
                                                                12/31/04       6/30/04      6/30/03      6/30/02      6/30/01
                                                             --------------   ----------   ----------   ----------   ----------
                                                              (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $       14.400   $   11.260   $   10.890   $   10.160   $   10.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                      (0.026)      (0.077)      (0.011)      (0.039)      (0.008)
Net realized and unrealized gain on investments                       1.792        3.457        1.232        0.784        2.061
                                                             --------------   ----------   ----------   ----------   ----------
Total from investment operations                                      1.766        3.380        1.221        0.745        2.053
                                                             --------------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                    --           --           --           --       (0.015)
Net realized gain on investments                                     (0.436)      (0.240)      (0.851)      (0.015)      (2.418)
                                                             --------------   ----------   ----------   ----------   ----------
Total dividends and distributions                                    (0.436)      (0.240)      (0.851)      (0.015)      (2.433)
                                                             --------------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                               $       15.730   $   14.400   $   11.260   $   10.890   $   10.160
                                                             --------------   ----------   ----------   ----------   ----------

TOTAL RETURN(3)                                                       12.95%       30.29%       12.92%        7.34%       21.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $       92,350   $   48,662   $    6,397   $    3,778   $    1,671
Ratio of expenses to average net assets                                1.37%        1.38%        1.22%        1.45%        0.98%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly              1.45%        1.56%        2.10%        2.96%        2.64%
Ratio of net investment income (loss) to average net assets           (0.36)%      (0.58)%      (0.12)%      (0.37)%      (0.09)%
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly             (0.44)%      (0.76)%      (1.00)%      (1.88)%      (1.75)%
Portfolio turnover                                                      108%         199%         153%         311%         502%

                                                             Delaware American Services Fund
                                                                         Class A
                                                             --------------------------------
                                                                      12/29/99(1)
                                                                          to
                                                                       6/30/00
                                                                    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $        8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                              0.010
Net realized and unrealized gain on investments                              2.030
                                                                    --------------
Total from investment operations                                             2.040
                                                                    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                           --
Net realized gain on investments                                                --
                                                                    --------------
Total dividends and distributions                                               --
                                                                    --------------

NET ASSET VALUE, END OF PERIOD                                      $       10.540
                                                                    --------------

TOTAL RETURN(3)                                                              24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                             $          774
Ratio of expenses to average net assets                                       0.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly                      1.22%
Ratio of net investment income (loss) to average net assets                   0.20%
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly                     (0.27)%
Portfolio turnover                                                             988%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware American Services Fund Class B
                                                          ---------------------------------------------------------------------
                                                          Six Months(4)                 Year Ended                   2/28/01(1)
                                                              Ended        --------------------------------------       to
                                                            12/31/04        6/30/04       6/30/03       6/30/02       6/30/01
                                                          -------------    ----------    ----------    ----------    ----------
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.040    $   11.070    $   10.800    $   10.140    $    9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                           (0.077)       (0.173)       (0.080)       (0.119)       (0.031)
Net realized and unrealized gain on investments                   1.753         3.383         1.201         0.794         0.701
                                                          -------------    ----------    ----------    ----------    ----------
Total from investment operations                                  1.676         3.210         1.121         0.675         0.670
                                                          -------------    ----------    ----------    ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                 (0.436)       (0.240)       (0.851)       (0.015)           --
                                                          -------------    ----------    ----------    ----------    ----------
Total dividends and distributions                                (0.436)       (0.240)       (0.851)       (0.015)           --
                                                          -------------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                            $      15.280    $   14.040    $   11.070    $   10.800    $   10.140
                                                          -------------    ----------    ----------    ----------    ----------

TOTAL RETURN(3)                                                   12.56%        29.26%        12.04%         6.66%         7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                   $      24,768    $   14,053    $    4,838    $    3,484    $      638
Ratio of expenses to average net assets                            2.12%         2.13%         1.97%         2.20%         2.20%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly          2.15%         2.26%         2.81%         3.71%         6.02%
Ratio of net investment income(loss) to average
 net assets                                                       (1.11)%       (1.33)%       (0.87)%       (1.12)%       (1.08)%
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly         (1.14)%       (1.46)%       (1.71)%       (2.63)%       (4.90)%
Portfolio turnover                                                  108%          199%          153%          311%          502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware American Services Fund Class C
                                                          ---------------------------------------------------------------------
                                                           Six Months                   Year Ended                   2/28/01(1)
                                                            Ended (4)      --------------------------------------       to
                                                            12/31/04        6/30/04       6/30/03       6/30/02       6/30/01
                                                          -------------    ----------    ----------    ----------    ----------
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.040    $   11.060    $   10.790    $   10.140    $    9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                           (0.076)       (0.173)       (0.080)       (0.120)       (0.035)
Net realized and unrealized gain on investments                   1.742         3.393         1.201         0.785         0.705
                                                          -------------    ----------    ----------    ----------    ----------
Total from investment operations                                  1.666         3.220         1.121         0.665         0.670
                                                          -------------    ----------    ----------    ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                 (0.436)       (0.240)       (0.851)       (0.015)           --
                                                          -------------    ----------    ----------    ----------    ----------
Total dividends and distributions                                (0.436)       (0.240)       (0.851)       (0.015)           --
                                                          -------------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                            $      15.270    $   14.040    $   11.060    $   10.790    $   10.140
                                                          -------------    ----------    ----------    ----------    ----------

TOTAL RETURN(3)                                                   12.56%        29.26%        12.15%         6.57%         7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                   $      26,107    $    8,614    $      778    $      536    $       81
Ratio of expenses to average net assets                            2.12%         2.13%         1.97%         2.20%         2.20%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly          2.15%         2.26%         2.81%         3.71%         6.02%
Ratio of net investment loss to average net assets                (1.11)%       (1.33)%       (0.87)%       (1.12)%       (1.08)%
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly         (1.14)%       (1.46)%       (1.71)%       (2.63)%       (4.90)%
Portfolio turnover                                                  108%          199%          153%          311%          502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware American Services Fund Institutional Class
                                                             -----------------------------------------------------------------
                                                               Six Months                        Year Ended
                                                                Ended(4)      ------------------------------------------------
                                                                12/31/04       6/30/04       6/30/03      6/30/02      6/30/01
                                                             --------------   ----------   ----------   ----------   ----------
                                                              (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $       14.520   $   11.320   $   10.930   $   10.160   $   10.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)2                                        (0.008)      (0.043)       0.013       (0.012)          --
Net realized and unrealized gain on investments                       1.814        3.483        1.228        0.797        2.053
                                                             --------------   ----------   ----------   ----------   ----------
Total from investment operations                                      1.806        3.440        1.241        0.785        2.053
                                                             --------------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                    --           --           --           --       (0.015)
Net realized gain on investments                                     (0.436)      (0.240)      (0.851)      (0.015)      (2.418)
                                                             --------------   ----------   ----------   ----------   ----------
Total dividends and distributions                                    (0.436)      (0.240)      (0.851)      (0.015)      (2.433)
                                                             --------------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                               $       15.890   $   14.520   $   11.320   $   10.930   $   10.160
                                                             --------------   ----------   ----------   ----------   ----------

TOTAL RETURN(3)                                                       13.20%       30.46%       13.18%        7.73%       21.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $        2,717   $    1,133   $    8,427   $    3,237   $    3,007
Ratio of expenses to average net assets                                1.12%        1.13%        0.97%        1.20%        0.90%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly               1.15%        1.26%        1.81%        2.71%        2.39%
Ratio of net investment income (loss) to average net assets           (0.11)%      (0.33)%       0.13%       (0.12)%         --
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly              (0.14)%      (0.46)%      (0.71)%      (1.63)%      (1.49)%
Portfolio turnover                                                      108%         199%         153%         311%         502%

                                                             Delaware American Services Fund
                                                                  Institutional Class
                                                             -------------------------------
                                                                      12/29/99(1)
                                                                          to
                                                                       6/30/00
                                                                    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $        8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                              0.010
Net realized and unrealized gain on investments                              2.030
                                                                    --------------
Total from investment operations                                             2.040
                                                                    --------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                           --
Net realized gain on investments                                                --
                                                                    --------------
Total dividends and distributions                                               --
                                                                    --------------

NET ASSET VALUE, END OF PERIOD                                      $       10.540
                                                                    --------------

TOTAL RETURN(3)                                                              24.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                             $        2,479
Ratio of expenses to average net assets                                       0.75%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly                     0.97%
Ratio of net investment income (loss) to average net assets                   0.20%
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly                    (0.02)%
Portfolio turnover                                                             988%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

NOTES                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS                        December 31, 2004 (Unaudited)

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of December 31, 2004, Class R shares have not commenced operations.

The investment objective of the Fund is to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended December 31, 2004 were approximately $183 . The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.12% of average daily net assets of the Fund through August 31, 2005. Prior to September 1, 2004, the expenses waiver was 1.20% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through August 31, 2005, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At December 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                     $  87,715
  Dividend disbursing, transfer agent, accounting and
   administration fees and other expenses payable to DSC          25,788
  Other expenses payable to DMC and affiliates*                   56,820

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended December 31, 2004, the Fund was charged of $3,374, for internal legal services provided by DMC.

For the six months ended December 31, 2004, DDLP earned $116,557 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended December 31, 2004, the Fund made purchases of $106,406,212 and sales of $50,021,680 of investment securities other than short-term investments.

At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the cost of investments was $122,355,970. At December 31, 2004, net unrealized appreciation was $21,395,469, of which $21,851,911 related to unrealized appreciation of investments and $456,442 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended December 31, 2004 and the year ended June 30, 2004 was as follows:

                                          Six Months             Year
                                            Ended               Ended
                                           12/31/04             6/30/04
                                         ------------         ----------
 Ordinary income                         $  2,022,509         $  240,943
 Long-term capital gain                       526,601            320,478
                                         ------------         ----------
 Total                                   $  2,549,110         $  561,421
                                         ------------         ----------

As of December 31, 2004, the components of net assets on a tax basis were as follows:

 Shares of beneficial interest                            $  123,110,340
 Undistributed ordinary income                                 1,023,313
 Undistributed long-term capital gain                            413,241
 Unrealized appreciation                                      21,395,469
                                                          --------------
 Net Assets                                               $  145,942,363
                                                          --------------

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended December 31, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

 Accumulated net investment income                            $  289,205
 Paid in capital                                                (289,205)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                             Six Months         Year
                                                Ended           Ended
                                              12/31/04         6/30/04
                                            -------------   -------------
Shares sold:
 Class A                                        2,941,164       3,242,533
 Class B                                          663,640         652,202
 Class C                                        1,175,660         580,885
 Institutional Class                              113,982         628,295

Shares issued upon reinvestment
 of dividends and distributions:
 Class A                                          109,175          24,945
 Class B                                           36,218          10,990
 Class C                                           26,127           4,652
 Institutional Class                                1,033             455
                                            -------------   -------------
                                                5,066,999       5,144,957
                                            -------------   -------------
Shares repurchased:
 Class A                                         (561,020)       (455,601)
 Class B                                          (79,391)        (99,476)
 Class C                                         (106,101)        (42,189)
 Institutional Class                              (22,120)     (1,294,941)
                                            -------------   -------------
                                                 (768,632)     (1,892,207)
                                            -------------   -------------
Net increase                                    4,298,367       3,252,750
                                            -------------   -------------

For the six months ended December 31, 2004 and the year ended
June 30, 2004, 7,563 Class B shares were converted to 7,343 Class A shares valued at $109,319 and 5,853 Class B shares were converted to 5,718 Class A shares valued at $79,629, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statement of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2004, or at any time during the period.

7. CREDIT AND MARKET RISK
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

[LOGO OF DELAWARE INVESTMENTS]

This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

JUDE T. DRISCOLL
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

WALTER P. BABICH
Board Chairman
Citadel Construction Corporation
King of Prussia, PA

JOHN H. DURHAM
Private Investor
Gwynedd Valley, PA

JOHN A. FRY
President
Franklin & Marshall College
Lancaster, PA

ANTHONY D. KNERR
Managing Director
Anthony Knerr & Associates
New York, NY

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

AFFILIATED OFFICERS

JOSEPH H. HASTINGS
Executive Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

RICHELLE S. MAESTRO
Executive Vice President,
Chief Legal Officer and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

MICHAEL P. BISHOF
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

CONTACT INFORMATION

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, PA

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, PA

SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

FOR SHAREHOLDERS
800 523-1918

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES ONLY
800 362-7500

WEB SITE
www.delawareinvestments.com


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

(9166)                                                        Printed in the USA
SA-496 [12/04] IVES 2/05                                                   J9986

                                                  [LOGO OF DELAWARE INVESTMENTS]


SEMIANNUAL REPORT DECEMBER 31, 2004
--------------------------------------------------------------------------------
                         DELAWARE SMALL CAP GROWTH FUND


[LOGO] POWERED BY RESEARCH.(SM)

TABLE OF CONTENTS

DISCLOSURE OF FUND EXPENSES                                                    1

SECTOR ALLOCATION                                                              2

FINANCIAL STATEMENTS:

      Statement of Net Assets                                                  3

      Statement of Operations                                                  5

      Statements of Changes in Net Assets                                      6

      Financial Highlights                                                     7

      Notes to Financial Statements                                           12


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                      For the Period July 1, 2004 to December 31, 2004
  OF FUND EXPENSES

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DELAWARE SMALL CAP GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expenses
                                                                                                      Paid
                                                       Beginning      Ending                         During
                                                        Account       Account       Annualized       Period
                                                         Value         Value          Expense      7/1/04 to
                                                        7/1/04        12/31/04        Ratios        12/31/04
                                                     ------------   ------------   ------------   ------------
ACTUAL FUND RETURN
Class A                                              $   1,000.00   $   1,061.80           1.60%  $       8.29
Class B                                                  1,000.00       1,057.50           2.35%         12.15
Class C                                                  1,000.00       1,057.50           2.35%         12.15
Class R                                                  1,000.00       1,060.20           1.95%         10.10
Institutional Class                                      1,000.00       1,063.20           1.35%          7.00

HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                              $   1,000.00   $   1,017.09           1.60%  $       8.11
Class B                                                  1,000.00       1,013.32           2.35%         11.89
Class C                                                  1,000.00       1,013.32           2.35%         11.89
Class R                                                  1,000.00       1,015.33           1.95%          9.88
Institutional Class                                      1,000.00       1,018.35           1.35%          6.85

SECTOR ALLOCATION                                        As of December 31, 2004
  DELAWARE SMALL CAP GROWTH FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                      PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 93.85%
Basic Industry/Capital Goods                                  2.34%
Business Services                                            12.26%
Consumer Non-Durables                                        12.65%
Consumer Services                                            11.67%
Financial                                                    14.17%
Healthcare                                                   22.91%
Technology                                                   15.32%
Transportation                                                2.53%
FEDERAL AGENCY (DISCOUNT NOTES)                               6.20%
TOTAL MARKET VALUE                                          100.05%
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS              (0.05)%
TOTAL NET ASSETS                                            100.00%

STATEMENT                                         DELAWARE SMALL CAP GROWTH FUND
  OF NET ASSETS                                   December 31, 2004 (Unaudited)

                                                  Number of         Market
                                                    Shares          Value
                                                -------------   -------------
COMMON STOCK - 93.85%

Basic Industry/Capital Goods - 2.34%
   Engineered Support Systems                          10,200   $     604,044
  +Varian                                              10,500         430,605
                                                                -------------
                                                                    1,034,649
                                                                -------------
Business Services - 12.26%
  +Advisory Board                                      20,100         741,288
  +Charles River Associates                            16,500         771,705
  +Corillian                                          128,700         633,204
   Gevity                                              18,800         386,528
  +Intersections                                       27,000         465,750
  +iPayment                                            15,500         767,560
  +iVillage                                            74,300         459,174
  +Navigant Consulting                                 18,100         481,460
  +Resources Connection                                13,300         722,323
                                                                -------------
                                                                    5,428,992
                                                                -------------
Consumer Non-Durables - 12.65%
  +America's Car-Mart                                   9,400         357,200
  +Build-a-Bear Workshop                               18,300         643,245
  +Carter's                                             8,200         278,718
  +Coach                                               22,000       1,240,800
  +Guitar Center                                       13,000         684,970
  +Hibbett Sporting Goods                              31,825         846,863
  +Tractor Supply                                      10,400         386,984
  +Urban Outfitters                                    26,200       1,163,280
                                                                -------------
                                                                    5,602,060
                                                                -------------
Consumer Services - 11.67%
  +Advance America Cash Advance                        16,800         384,720
  +ASK Jeeves                                          16,400         438,700
  +Cheesecake Factory                                  20,100         652,647
  +First Cash Financial Services                       27,850         743,874
   Four Seasons Hotels                                  7,200         588,888
  +Lin TV Class A                                      37,100         708,610
  +Mediacom Communications                             67,100         419,375
  +RARE Hospitality International                      16,550         527,283
  +Sonic                                               23,150         706,075
                                                                -------------
                                                                    5,170,172
                                                                -------------
Financial - 14.17%
Brookline Bancorp                                      23,500         383,520
  +CapitalSource                                       40,900       1,049,903
   Delphi Financial Group Class A                      19,600         904,540
   Downey Financial                                    18,300       1,043,100
   Greenhill                                            2,400          68,880
   Hub International                                   10,200         187,782
  +Primus Guaranty                                      7,300         119,647
   PXRE Group                                           4,500         113,445
   RAIT Investment Trust                               11,400         318,858
  +Silicon Valley Bancshares                           17,900         802,278
   West Corp                                           25,000       1,148,250
  +World Acceptance                                     4,900         134,799
                                                                -------------
                                                                    6,275,002
                                                                -------------

Healthcare - 22.91%
  +Align Technology                                    46,200         496,650
  +Animas                                              25,500         398,565
  +Conceptus                                           23,100         187,457
  +Conor Medsystems                                     5,700          78,945
  +CV Therapeutics                                     54,900       1,262,699
  +Digene                                              17,800         465,470
  +Dyax                                                46,500         335,730
  +Immucor                                             29,175         685,904
  +Inspire Pharmaceuticals                             44,700         749,619
  +Isolagen                                            45,900         361,233
   Medicis Pharmaceutical Class A                      14,700         516,117
  +MGI Pharma                                          21,800         610,618
  +Nektar Therapeutics                                 37,200         752,928
  +Pain Therapeutics                                   52,100         375,641
  +Pozen                                               37,900         275,533
  +Protein Design Labs                                 37,400         772,684
  +Rigel Pharmaceuticals                               15,800         385,836
  +Transkaryotic Therapies                             25,200         639,828
  +United Therapeutics                                 17,600         794,640
                                                                -------------
                                                                   10,146,097
                                                                -------------
Technology - 15.32%
  +Agile Software                                      56,300         459,971
  +Akamai Technologies                                 40,900         532,927
  +Audible                                             16,700         435,035
  +Cymer                                               16,800         496,272
  +Identix                                             21,300         157,194
  +InPhonic                                             4,900         134,652
  +Interwoven                                          26,800         291,584
  +Manhattan Associates                                21,700         518,196
  +Matrixone                                           91,400         598,670
  +Merix                                               26,100         300,672
  +O2Micro International                               59,200         677,248
  +Power Integrations                                  22,200         439,116
  +Skyworks Solutions                                  84,100         793,063
  +SupportSoft                                         43,300         288,378
  +Tessera Technologies                                17,800         662,338
                                                                -------------
                                                                    6,785,316
                                                                -------------
Transportation - 2.53%
   Knight Transportation                               25,975         644,180
  +Old Dominion Freight Line                           13,700         476,760
                                                                -------------
                                                                    1,120,940
                                                                -------------
TOTAL COMMON STOCK
 (cost $33,494,577)                                                41,563,228
                                                                -------------
                                                  Principal
                                                    Amount
                                                -------------
FEDERAL AGENCY (DISCOUNT NOTES) - 6.20%

   Fannie Mae 1.98% 1/10/05                     $   2,610,000       2,608,540
   Freddie Mac-RB 1.11% 1/4/05                        140,000         139,987
                                                                -------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
 (cost $2,748,527)                                                  2,748,527
                                                                -------------
TOTAL MARKET VALUE OF SECURITIES - 100.05%
 (cost $36,243,104)                                                44,311,755
LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS - (0.05%)                                               (22,540)
                                                                -------------
NET ASSETS APPLICABLE TO 3,772,699 SHARES
 OUTSTANDING - 100.00%                                          $  44,289,215
                                                                -------------

STATEMENT                                         DELAWARE SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Small Cap Growth Fund
 Class A ($28,594,906 / 2,419,349 Shares)                        $      11.82
                                                                 ------------
Net Asset Value - Delaware Small Cap Growth Fund
 Class B ($5,510,742 / 476,966 Shares)                           $      11.55
                                                                 ------------
Net Asset Value - Delaware Small Cap Growth Fund
 Class C ($7,855,880 / 679,905 Shares)                           $      11.55
                                                                 ------------
Net Asset Value - Delaware Small Cap Growth Fund
 Class R ($959,284 / 81,563 Shares)                              $      11.76
                                                                 ------------
Net Asset Value - Delaware Small Cap Growth Fund
 Institutional Class ($1,368,403 / 114,916 Shares)               $      11.91
                                                                 ------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2004:
Shares of beneficial interest
 (unlimited authorization -- no par)                             $ 35,668,961
Accumulated net realized gain on investments                          551,603
Net unrealized appreciation of investments                          8,068,651
                                                                 ------------
Total net assets                                                 $ 44,289,215
                                                                 ------------

+Non-income producing security for the period ended December 31, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 DELAWARE SMALL CAP GROWTH FUND
Net asset value Class A (A)                                     $       11.82
Sales charge (4.50% of offering price) (B)                               0.72
                                                                -------------
Offering price                                                  $       12.54
                                                                -------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                         DELAWARE SMALL CAP GROWTH FUND
  OF OPERATIONS                   Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                           $      43,906
  Interest                                                                   21,093    $      64,999
                                                                      -------------    -------------
EXPENSES:
  Management fees                                                           187,279
  Distribution expenses -- Class A                                           36,766
  Distribution expenses -- Class B                                           24,000
  Distribution expenses -- Class C                                           30,514
  Distribution expenses -- Class R                                            2,500
  Dividend disbursing and transfer agent fees and expenses                   50,464
  Registration fees                                                          43,247
  Reports and statements to shareholders                                     13,116
  Accounting and administration expenses                                      6,369
  Custodian fees                                                              4,193
  Legal and professional fees                                                 2,408
  Trustees' fees                                                              1,384
  Pricing fees                                                                  661
  Other                                                                       2,217          405,118
                                                                      -------------
  Less expenses absorbed or waived                                                           (57,661)
  Less waived distribution expenses -- Class A                                                (6,128)
  Less expenses paid indirectly                                                                 (382)
                                                                                       -------------
  Total operating expenses                                                                   340,947
                                                                                       -------------
NET INVESTMENT LOSS                                                                         (275,948)
                                                                                       -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                           691,682
  Net change in unrealized appreciation/depreciation of investments                        2,209,266
                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                            2,900,948
                                                                                       -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   2,625,000
                                                                                       -------------

See accompanying notes

STATEMENTS                                        DELAWARE SMALL CAP GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                                           Six Months          Year
                                                                                              Ended            Ended
                                                                                            12/31/04          6/30/04
                                                                                          -------------    -------------
                                                                                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                     $    (275,948)   $    (334,581)
  Net realized gain on investments                                                              691,682          745,105
  Net change in unrealized appreciation/depreciation of investments                           2,209,266        4,239,166
                                                                                          -------------    -------------
  Net increase in net assets resulting from operations                                        2,625,000        4,649,690
                                                                                          -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gain on investments:
  Class A                                                                                      (253,833)              --
  Class B                                                                                       (50,236)              --
  Class C                                                                                       (60,726)              --
  Class R                                                                                        (8,920)              --
  Institutional Class                                                                           (12,828)              --
                                                                                          -------------    -------------
                                                                                               (386,543)              --
                                                                                          -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                                                     4,536,328       22,850,831
  Class B                                                                                       727,502        2,391,012
  Class C                                                                                     2,072,304        4,132,063
  Class R                                                                                       226,494          851,768
  Institutional Class                                                                             1,650        1,252,444

 Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                       228,934               --
  Class B                                                                                        48,008               --
  Class C                                                                                        57,835               --
  Class R                                                                                         8,908               --
  Institutional Class                                                                            12,828               --
                                                                                          -------------    -------------
                                                                                              7,920,791       31,478,118
                                                                                          -------------    -------------

 Cost of shares repurchased:
  Class A                                                                                    (2,643,355)      (4,107,054)
  Class B                                                                                      (391,787)        (702,663)
  Class C                                                                                      (667,952)        (785,151)
  Class R                                                                                      (105,688)        (125,661)
  Institutional Class                                                                            (1,202)      (2,716,098)
                                                                                          -------------    -------------
                                                                                             (3,809,984)      (8,436,627)
                                                                                          -------------    -------------
Increase in net assets derived from capital share transactions                                4,110,807       23,041,491
                                                                                          -------------    -------------
NET INCREASE IN NET ASSETS:                                                                   6,349,264       27,691,181

NET ASSETS:
  Beginning of period                                                                        37,939,951       10,248,770
                                                                                          -------------    -------------
  End of period (there was no undistributed net investment income at either period end)   $  44,289,215    $  37,939,951
                                                                                          -------------    -------------

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Small Cap Growth Fund Class A
                                                           -------------------------------------------------------------------
                                                            Six Months                 Year Ended                  7/31/01(1)
                                                               Ended         -------------------------------           to
                                                            12/31/04(4)         6/30/04           6/30/03           6/30/02
                                                           -------------     -------------     -------------     -------------
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      11.260     $       9.170     $       8.130     $       8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                            (0.066)           (0.105)           (0.083)           (0.059)
Net realized and unrealized gain (loss) on investments             0.739             2.195             1.123            (0.311)
                                                           -------------     -------------     -------------     -------------
Total from investment operations                                   0.673             2.090             1.040            (0.370)
                                                           -------------     -------------     -------------     -------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                  (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------
Total dividends and distributions                                 (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------

NET ASSET VALUE, END OF PERIOD                             $      11.820     $      11.260     $       9.170     $       8.130
                                                           -------------     -------------     -------------     -------------

TOTAL RETURN(3)                                                     6.18%            22.79%            12.79%            (4.35)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $      28,595     $      25,035     $       3,586     $       1,130
Ratio of expenses to average net assets                             1.60%             1.60%             1.60%             1.60%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                            1.95%             1.95%             3.14%             6.34%
Ratio of net investment loss to average net assets                 (1.26)%           (0.99)%           (1.08)%           (0.77)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly                (1.61)%           (1.34)%           (2.62)%           (5.51)%
Portfolio turnover                                                    72%               79%               60%              138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average share outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Small Cap Growth Fund Class B
                                                           -------------------------------------------------------------------
                                                            Six Months                 Year Ended                  7/31/01(1)
                                                               Ended         -------------------------------          to
                                                            12/31/04(4)         6/30/04           6/30/03           6/30/02
                                                           -------------     -------------     -------------     -------------
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      11.050     $       9.070     $       8.100     $       8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                            (0.105)           (0.184)           (0.140)           (0.118)
Net realized and unrealized gain (loss) on investments             0.718             2.164             1.110            (0.282)
                                                           -------------     -------------     -------------     -------------
Total from investment operations                                   0.613             1.980             0.970            (0.400)
                                                           -------------     -------------     -------------     -------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                  (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------
Total dividends and distributions                                 (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------

NET ASSET VALUE, END OF PERIOD                             $      11.550     $      11.050     $       9.070     $       8.100
                                                           -------------     -------------     -------------     -------------

TOTAL RETURN(3)                                                     5.75%            21.83%            11.98%            (4.71)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $       5,511     $       4,844     $       2,460     $         783
Ratio of expenses to average net assets                             2.35%             2.35%             2.35%             2.35%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                            2.65%             2.65%             3.85%             7.09%
Ratio of net investment loss to average net assets                 (2.01)%           (1.74)%           (1.83)%           (1.52)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly                (2.31)%           (2.04)%           (3.33)%           (6.26)%
Portfolio turnover                                                    72%               79%               60%              138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average share outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Small Cap Growth Fund Class C
                                                           -------------------------------------------------------------------
                                                            Six Months                 Year Ended                  7/31/01(1)
                                                               Ended         -------------------------------           to
                                                            12/31/04(4)         6/30/04           6/30/03           6/30/02
                                                           -------------     -------------     -------------     -------------
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      11.050     $       9.070     $       8.100     $       8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                            (0.105)           (0.184)           (0.140)           (0.117)
Net realized and unrealized gain (loss) on investments             0.718             2.164             1.110            (0.283)
                                                           -------------     -------------     -------------     -------------
Total from investment operations                                   0.613             1.980             0.970            (0.400)
                                                           -------------     -------------     -------------     -------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                  (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------
Total dividends and distributions                                 (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------

NET ASSET VALUE, END OF PERIOD                             $      11.550     $      11.050     $       9.070     $       8.100
                                                           -------------     -------------     -------------     -------------

TOTAL RETURN(3)                                                     5.75%            21.83%            11.98%            (4.71)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $       7,856     $       6,000     $       2,033     $         795
Ratio of expenses to average net assets                             2.35%             2.35%             2.35%             2.35%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                            2.65%             2.65%             3.85%             7.09%
Ratio of net investment loss to average net assets                 (2.01)%           (1.74)%           (1.83)%           (1.52)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly                (2.31)%           (2.04)%           (3.33)%           (6.26)%
Portfolio turnover                                                    72%               79%               60%              138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average share outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Delaware Small Cap Growth Fund Class R
                                                           -------------------------------------------------
                                                            Six Months            Year           6/2/03(1)
                                                               Ended             Ended               to
                                                            12/31/04(4)         6/30/04           6/30/03
                                                           -------------     -------------     -------------
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      11.220     $       9.170     $       9.040

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                            (0.085)           (0.144)           (0.003)
Net realized and unrealized gain on investments                    0.738             2.194             0.133
                                                           -------------     -------------     -------------
Total from investment operations                                   0.653             2.050             0.130
                                                           -------------     -------------     -------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                  (0.113)               --                --
                                                           -------------     -------------     -------------
Total dividends and distributions                                 (0.113)               --                --
                                                           -------------     -------------     -------------

NET ASSET VALUE, END OF PERIOD                             $      11.760     $      11.220     $       9.170
                                                           -------------     -------------     -------------

TOTAL RETURN(3)                                                     6.02%            22.36%             1.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $         959     $         774                --
Ratio of expenses to average net assets                             1.95%             1.95%             1.95%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                            2.25%             2.25%             5.93%
Ratio of net investment loss to average net assets                 (1.61)%           (1.34)%           (1.09)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly                (1.91)%           (1.64)%           (5.07)%
Portfolio turnover                                                    72%               79%               60%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average share outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Small Cap Growth Fund Institutional Class
                                                           -------------------------------------------------------------------
                                                            Six Months                 Year Ended                  7/31/01(1)
                                                               Ended         -------------------------------          to
                                                            12/31/04(4)         6/30/04           6/30/03           6/30/02
                                                           -------------     -------------     -------------     -------------
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      11.330     $       9.210     $       8.140     $       8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                            (0.053)           (0.079)           (0.063)           (0.040)
Net realized and unrealized gain (loss) on investments             0.746             2.199             1.133            (0.320)
                                                           -------------     -------------     -------------     -------------
Total from investment operations                                   0.693             2.120             1.070            (0.360)
                                                           -------------     -------------     -------------     -------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                  (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------
Total dividends and distributions                                 (0.113)               --                --                --
                                                           -------------     -------------     -------------     -------------

NET ASSET VALUE, END OF PERIOD                             $      11.910     $      11.330     $       9.210     $       8.140
                                                           -------------     -------------     -------------     -------------

TOTAL RETURN(3)                                                     6.32%            23.02%            13.14%            (4.24)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $       1,368     $       1,287     $       2,169     $       1,915
Ratio of expenses to average net assets                             1.35%             1.35%             1.35%             1.35%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                            1.65%             1.65%             2.85%             6.09%
Ratio of net investment loss to average net assets                 (1.01)%           (0.74)%           (0.83)%           (0.52)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly                (1.31)%           (1.04)%           (2.33)%           (5.26)%
Portfolio turnover                                                    72%               79%               60%              138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average share outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, Performance would have been lower had the expense limitation not been in effect.

(4) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

NOTES                                             DELAWARE SMALL CAP GROWTH FUND
  TO FINANCIAL STATEMENTS                         December 31, 2004 (Unaudited)

Delaware Group Equity Funds III (the "Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investment, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare a special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended December 31, 2004 were approximately $382. The expense paid under the above arrangement is included in the expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million and 0.75% on average daily net assets in excess of $500 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.35% of average daily net assets of the Fund through August 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through August 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At December 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                  $ 1,289
  Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses
   payable to DSC                                              8,525
  Other expenses payable to DMC and affiliates*                 975

* DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services, provided to the Fund by DMC employees. For the period ended December 31, 2004, the Fund was charged $1,093 for internal legal services provided by DMC.

For the period ended December 31, 2004, DDLP earned $5,808 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                             DELAWARE SMALL CAP GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended December 31, 2004, the Fund made purchases of $14,536,618 and sales of $12,927,744 of investment securities other than U.S. government securities and short-term investments.

At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the cost of investments was $36,349,085. At December 31, 2004, the net unrealized appreciation was $7,962,670 of which $9,439,824 related to unrealized appreciation of investments and $1,477,154 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended December 31, 2004 and the year ended June 30, 2004 was as follows:

                                    Six Months       Year
                                      Ended          Ended
                                     12/31/04*      6/30/04
                                    ----------      -------
    Long-term capital gain          $  386,543      $    --

*Tax information for the period December 31, 2004 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2004, the estimated components of net assets on a tax basis were as follows:

    Shares of beneficial interest                        $ 35,668,961
    Undistributed long-term capital gain                      657,584
    Unrealized appreciation of investments                  7,962,670
                                                         ------------
    Net assets                                           $ 44,289,215
                                                         ------------

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended December 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

    Accumulated net investment loss                       $   275,948
    Paid-in Capital                                       $  (275,948)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                              Six Months          Year
                                                 Ended            Ended
                                               12/31/04          6/30/04
                                             -------------    -------------
Shares sold:
  Class A                                          422,734        2,215,671
  Class B                                           71,347          233,180
  Class C                                          197,259          393,855
  Class R                                           21,568           80,485
Institutional Class                                    156          113,334

Shares issued upon reinvestment of
 dividends and distributions:
  Class A                                           23,242               --
  Class B                                            4,975               --
  Class C                                            5,993               --
  Class R                                              908               --
  Institutional Class                                1,294               --
                                             -------------    -------------
                                                   749,476        3,036,525
                                             -------------    -------------
Shares repurchased:
  Class A                                         (250,328)        (382,868)
  Class B                                          (37,679)         (66,013)
  Class C                                          (66,291)         (75,036)
  Class R                                           (9,872)         (11,527)
  Institutional Class                                 (125)        (235,294)
                                             -------------    -------------
                                                  (364,295)        (770,738)
                                             -------------    -------------
Net increase                                       385,181        2,265,787
                                             -------------    -------------

For the period ended December 31, 2004 and the year ended June 30, 2004, 899 Class B shares were converted to 879 Class A shares valued at $10,043 and 11,381 Class B shares were converted to 11,184 Class A shares valued at $122,651, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2004, or at any time during the period.

7. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

[LOGO OF DELAWARE INVESTMENTS]

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

JUDE T. DRISCOLL
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

WALTER P. BABICH
Board Chairman
Citadel Construction Corporation
King of Prussia, PA

JOHN H. DURHAM
Private Investor
Gwynedd Valley, PA

JOHN A. FRY
President
Franklin & Marshall College
Lancaster, PA

ANTHONY D. KNERR
Managing Director
Anthony Knerr & Associates
New York, NY

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

AFFILIATED OFFICERS

JOSEPH H. HASTINGS
Executive Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

RICHELLE S. MAESTRO
Executive Vice President,
Chief Legal Officer and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

MICHAEL P. BISHOF
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

CONTACT INFORMATION

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, PA

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, PA

SHAREHOLDER SERVICING, DIVIDEND
DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

FOR SHAREHOLDERS
800 523-1918

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES ONLY
800 362-7500

WEB SITE
www.delawareinvestments.com


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

(9164)                                                        Printed in the USA
SA-509 [12/04] IVES 2/05                                                   J9989

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS III


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    March 1, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    March 1, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 1, 2005